Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1],[2]	$ 9,769	$ 9,211	$ 10,173	$ 9,292	$ 8,301	$ 11,065
Interest-bearing deposits with financial institutions		48,862	58,038	80,139
Total	[2],[3]	$ 58,631	$ 67,249	$ 90,312

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Net of allowances of $3 (January 31, 2024 – $6; October 31, 2023 – $7).